Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Cash flows from operating activities
Net income/(loss)	$ (508,113)	$ (399,492)	$ 247,424
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	1,994	1,568	2,157
Amortization of right-of-use assets	118,102	92,855	106,865
Provision for doubtful accounts	183,732	144,455
Deferred tax expenses (benefit)	(12,860)	(10,111)	76,053
Changes in operating assets and liabilities
Accounts receivable, net	(202,981)	(159,589)	291,713
Contract assets	596,515	468,995	(483,734)
Accounts receivable due from a related party	19,901	15,647	40,789
Other assets	(102,692)	(80,739)	404,439
Accounts payable	(1,338,924)	(1,052,696)	(725,371)
Other payables and accruals	(177,023)	(139,180)	(61,625)
Contract liabilities			50,000
Lease liabilities	(93,813)	(73,758)	(134,814)
Net cash used in operating activities	(1,516,162)	(1,192,045)	(186,104)
Cash flows from investing activities
Proceeds from repayment of loans made to third party	1,300,000	1,022,093
Net cash provided by investing activities	1,300,000	1,022,093
Cash flows from financing activities
Proceeds from related parties	999,610	785,919	319,713
Payment for deferred offering costs			(388,625)
Repayment of amount due to related parties	(758,027)	(595,980)	(19,902)
Repayment of loans and borrowings	(146,701)	(115,340)	(233,756)
Payments for finance lease liabilities	(25,086)	(19,723)	(35,518)
Net cash (used in)/provided by financing activities	69,796	54,875	(358,088)
Effect of foreign exchange on cash	(293,535)	(230,785)
Net changes in cash	(146,366)	(115,077)	(544,192)
Cash at beginning of the period	3,373,424	2,652,271	698,106
Cash at end of the period	2,933,523	2,306,410	153,914
Supplement disclosures of cash flow information
Interest paid	$ 31,085	$ 24,440	$ 43,552